Commitments and Contingent Liabilities (Details)					1 Months Ended					12 Months Ended
	Sep. 23, 2021 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS (₪) ₪ / shares	Dec. 15, 2011	Jan. 19, 2019	Sep. 30, 2012 USD ($) $ / shares	Sep. 30, 2012 EUR (€) € / shares	Oct. 31, 2010 USD ($) $ / shares	Oct. 31, 2010 ILS (₪)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ILS (₪) ₪ / shares	Dec. 31, 2013 $ / shares
Commitments and Contingent Liabilities (Details) [Line Items]
Accrued royalties										$ 6,026		$ 814	$ 384
Aggregated amount										6,026
Net of royalties										2,048,160
Research and development										705,646		783,665	926,697
Accrued interest	$ 25,000									$ 1,100,000
Fund percentage			62.50%												62.50%
Exchange per share | (per share)										$ 1				₪ 3.519
Pay royalties rate				5.00%
Aggregate contingent liability										$ 163,903				₪ 576,773
Accrued expenses										$ 94,317
Sales rate										3.00%				3.00%
Sublicense fees rate										10.00%				10.00%
Aggregate consideration amounts										$ 1,400,000
Trade payable										4,265
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Expenses		$ 180,063	₪ 625,000
Exchange per share | (per share)			₪ 3.471												$ 1
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Expenses		$ 168,574	₪ 585,119
Exchange per share | (per share)			₪ 3.471												$ 1
Aggregate consideration amounts										$ 180,000
National Technological Innovation Authority [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payment of royalties authority rate										3.00%	3.00%
Israeli Ministry of National Infrastructures [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Accrued royalties										$ 11,236		7,708	12,991
I.T.S Industrial Technologic Ltd [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description										The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 18,000 (approximately $5,115 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022).	The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 18,000 (approximately $5,115 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022).
Israel Innovation Authority IIA [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Accrued royalties										$ 16,854		11,562	19,486
Aggregated amount										47,902
Digiflex [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Research and development										2,200,000		2,200,000
Repayment of research and development efforts										1,100,000
Contingent liability										1,000,000
Know How License Agreement [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payments of royalties authority						$ 27	€ 25			$ 2,127	€ 2,000
Exchange rate price | (per share)						$ 1	€ 0.94			$ 1	€ 0.94
Royalty expenses										$ 2,127		2,272	2,453
Israel Electric Corporation [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Exchange per share | (per share)								$ 1						₪ 3.519
Products and service revenues								$ 2,273,373	₪ 8,000,000
Nano Size [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Aggregate amount										$ 1,445,622
Other commitments, description										Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,000 (approximately $1,420 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022). This lease was scheduled to expire on March 14, 2023, and was renewed in February 2023 for an additional one year and the Company has an option to extend the lease for another year.	Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,000 (approximately $1,420 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022). This lease was scheduled to expire on March 14, 2023, and was renewed in February 2023 for an additional one year and the Company has an option to extend the lease for another year.
Royalties Commitments [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Accrued expenses										$ 46,911
LIBOR [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Accrued royalties										$ 18,100		$ 17,061	$ 22,839
Financial Management Ltd [Member] | Eshed Consulting [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description					the Group settled this claim for a total of NIS 152,997 ($43,477 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus Value Added Tax (“VAT”) but failed to pay such settlement due to financial difficulties.